Financial risk management - Liquidity risk (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ZAR (R)
ABSA Financing [member]
Net undiscounted cash flows
ifrs Line of credit facility, maximum borrowing capacity		$ 21,200,000	R 350,000,000
Liquidity risk
Net undiscounted cash flows
Long term power purchase commitments	$ 547,114,000	293,709,000
Non-derivative financial liabilities, undiscounted cash flows	522,019,000	477,479,000
Liquidity risk | ABSA Financing [member]
Net undiscounted cash flows
ifrs Line of credit facility, maximum borrowing capacity		18,500,000	R 350,000,000
Liquidity risk | Bank borrowings
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	146,409,000	57,162,000
Liquidity risk | Leases
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	154,146,000	169,809,000
Liquidity risk | Debt instruments
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	26,014,000	10,268,000
Liquidity risk | Financial loans from government agencies
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	35,644,000	69,651,000
Liquidity risk | Payables to related parties.
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	2,577,000	2,664,000
Liquidity risk | Payable to non-current asset suppliers
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	9,115,000	7,209,000
Liquidity risk | contingent consideration
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	3,261,000	3,652,000
Liquidity risk | Trade and other payables.
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	144,853,000	157,064,000
Not later than one year | Liquidity risk
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	294,270,000	283,984,000
Not later than one year | Liquidity risk | Bank borrowings
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	81,402,000	43,251,000
Not later than one year | Liquidity risk | Leases
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	14,723,000	14,225,000
Not later than one year | Liquidity risk | Debt instruments
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	26,014,000	10,268,000
Not later than one year | Liquidity risk | Financial loans from government agencies
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	12,447,000	47,283,000
Not later than one year | Liquidity risk | Payables to related parties.
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	2,577,000	2,664,000
Not later than one year | Liquidity risk | Payable to non-current asset suppliers
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	8,993,000	7,066,000
Not later than one year | Liquidity risk | contingent consideration
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	3,261,000	2,163,000
Not later than one year | Liquidity risk | Trade and other payables.
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	144,853,000	157,064,000
Later than one year and not later than two years | Liquidity risk
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	45,688,000	26,225,000
Later than one year and not later than two years | Liquidity risk | Bank borrowings
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	20,283,000	681,000
Later than one year and not later than two years | Liquidity risk | Leases
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	12,734,000	14,504,000
Later than one year and not later than two years | Liquidity risk | Financial loans from government agencies
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	12,549,000	9,408,000
Later than one year and not later than two years | Liquidity risk | Payable to non-current asset suppliers
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	122,000	143,000
Later than one year and not later than two years | Liquidity risk | contingent consideration
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows		1,489,000
Later than two years and not later than five years [member] | Liquidity risk
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	51,822,000	52,345,000
Later than two years and not later than five years [member] | Liquidity risk | Bank borrowings
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	16,781,000	13,230,000
Later than two years and not later than five years [member] | Liquidity risk | Leases
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	24,393,000	26,155,000
Later than two years and not later than five years [member] | Liquidity risk | Financial loans from government agencies
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	10,648,000	12,960,000
Later than five years | Liquidity risk
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	130,239,000	114,925,000
Later than five years | Liquidity risk | Bank borrowings
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	27,943,000
Later than five years | Liquidity risk | Leases
Net undiscounted cash flows
Non-derivative financial liabilities, undiscounted cash flows	$ 102,296,000	$ 114,925,000